Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long Term Debt

9. Long Term Debt. Long-term debt consists of:

Notes payable of BioZone Labs	June 30, 2012	December 31, 2011
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$223,873	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	242,627	257,639
Other	91,593	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,613,675	2,643,438
	$3,171,768	$3,298,332
Less: current portion	217,755	260,741
Total	$2,954,013	$3,037,591

NOTE 8 – Long Term Debt

	Year ended December 31,
Notes payable of Biozone Labs	2011	2010
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%,	$307,255	$213,510
payable in monthly installments of $168 to $1,589, inclusive of interest
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments	257,639	304,721
of $3,640 inclusive of interest
Other	90,000	100,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building	2,643,438	2,703,142
payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum
	$3,298,332	$3,321,373
Less: current portion	260,741	277,299
	3,037,591	3,044,074

Long-term debt (excluding capital leases) matures as follow:

12/31/2012	106,797
12/31/2013	112,434
12/31/2014	118,446
12/31/2015	124,766
12/31/2016	131,695
Thereafter	2,396,940

Future minimum annual lease payments for capital leases in effect as of December 31, 2011 are as follows:

12/31/2012	153,944
12/31/2013	69,316
12/31/2014	58,214
12/31/2015	25,780
12/31/2016	-
Thereafter	-